Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating expenses:
General and administrative expenses	$ (1,054,266)	$ (1,502,523)	$ (2,252,709)
Loss from operations	(1,054,266)	(1,502,523)	(2,252,709)
Share of loss in subsidiaries	(7,638,111)	(5,904,310)	(4,529,969)
Other income (expense), net	7	122,041	(408)
Loss before income tax expenses	(8,692,370)	(7,284,792)	(6,783,086)
Income tax expense
Net loss	$ (8,692,370)	$ (7,284,792)	$ (6,783,086)